NOTE 17 - Related Parties Transactions: Schedule of Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CEO Management fees
For the year and period ended December	$ 532	$ 468
Chairman of the Board Management fees
For the year and period ended December	429	962
CFO Management fees
For the year and period ended December	54	30
Directors Management fees
For the year and period ended December	128	124
Share-based payment to CEO
For the year and period ended December	0	11
Share-based payment to Chairman of the Board
For the year and period ended December	0	198
Share-based payment to CFO
For the year and period ended December	1	1
Accrued interest to a close member of the Chairman of the Board (*)
For the year and period ended December	4	0
Accrued interest to CFO (*)
For the year and period ended December	2	0
Issuance of units of securities to Directors (**)
For the year and period ended December	50	0
Issuance of shares to Directors (***)
For the year and period ended December	142	0
Share-based payments to Directors
For the year and period ended December	$ 21	$ 11